Note 4. Notes Payable: (c) Notes Payable - Related Parties (Details) - Debt Instrument 3	12 Months Ended
Nov. 30, 2018 USD ($)
Debt Instrument, Issuance Date	Nov. 20, 2017
Debt Instrument, Issuer	Company
Debt Instrument, Face Amount	$ 5,000
Debt Instrument, Collateral	unsecured
Debt Instrument, Description	note payable to GNP's former sole officer and director, Jerry Lewis
Debt Instrument, Interest Rate, Stated Percentage	6.00%